`Popular ABS Mortgage Pass-Through Trust, Series 2006-D
December 26, 2006

Table of Contents

Distribution Report	2

Factor Report	3

Delinquency by Group	6

Foreclosure Group Report	7

REO Group Report	7

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Nayades Ortega
JPMorgan Chase Bank, N.A. - Structured Finance Services
4 New York Plaza, Floor 6
New York, New York 10004
Tel: (212) 623-0613
Email: nayades.x.ortega@jpmorgan.com

`Popular ABS Mortgage Pass-Through Trust, Series 2006-D
December 26, 2006

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
A1	168,489,000.00	163,197,467.21	9,258,686.71	707,279.69	9,965,966.40	0.00	0.00	153,938,780.50
A2	60,662,000.00	60,662,000.00	0.00	267,789.03	267,789.03	0.00	0.00	60,662,000.00
A3	32,514,000.00	32,514,000.00	0.00	146,150.43	146,150.43	0.00	0.00	32,514,000.00
M1	41,560,000.00	41,560,000.00	0.00	188,486.14	188,486.14	0.00	0.00	41,560,000.00
M2	23,110,000.00	23,110,000.00	0.00	106,113.42	106,113.42	0.00	0.00	23,110,000.00
M3	6,150,000.00	6,150,000.00	0.00	28,536.00	28,536.00	0.00	0.00	6,150,000.00
M4	6,150,000.00	6,150,000.00	0.00	29,972.71	29,972.71	0.00	0.00	6,150,000.00
M5	3,727,000.00	3,727,000.00	0.00	18,434.16	18,434.16	0.00	0.00	3,727,000.00
M6	5,404,000.00	5,404,000.00	0.00	29,993.70	29,993.70	0.00	0.00	5,404,000.00
B1	6,150,000.00	6,150,000.00	0.00	36,264.50	36,264.50	0.00	0.00	6,150,000.00
B2	5,218,000.00	5,218,000.00	0.00	30,768.81	30,768.81	0.00	0.00	5,218,000.00
B3	8,945,000.00	7,414,998.92	760,827.48	43,723.78	804,551.26	0.00	0.00	6,654,171.44
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
TOTALS	368,079,000.00	361,257,466.13	10,019,514.19	1,633,512.37	11,653,026.56	0.00	0.00	351,237,951.94
X	377,437,704.00	367,450,709.48	0.00	2.06	2.06	0.00	0.00	358,192,022.77

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

`Popular ABS Mortgage Pass-Through Trust, Series 2006-D
December 26, 2006

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
A1	73316QAA6	968.59419434	54.95128293	4.19777962	59.14906255	913.64291141	5.380000%
A2	73316QAB4	1,000.00000000	0.00000000	4.41444446	4.41444446	1,000.00000000	5.480000%
A3	73316QAC2	1,000.00000000	0.00000000	4.49500000	4.49500000	1,000.00000000	5.580000%
M1	73316QAD0	1,000.00000000	0.00000000	4.53527767	4.53527767	1,000.00000000	5.630000%
M2	73316QAE8	1,000.00000000	0.00000000	4.59166681	4.59166681	1,000.00000000	5.700000%
M3	73316QAF5	1,000.00000000	0.00000000	4.64000000	4.64000000	1,000.00000000	5.760000%
M4	73316QAG3	1,000.00000000	0.00000000	4.87361138	4.87361138	1,000.00000000	6.050000%
M5	73316QAH1	1,000.00000000	0.00000000	4.94611216	4.94611216	1,000.00000000	6.140000%
M6	73316QAJ7	1,000.00000000	0.00000000	5.55027757	5.55027757	1,000.00000000	6.890000%
B1	73316QAK4	1,000.00000000	0.00000000	5.89666667	5.89666667	1,000.00000000	7.320000%
B2	73316QAL2	1,000.00000000	0.00000000	5.89666731	5.89666731	1,000.00000000	7.320000%
B3	73316QAM0	828.95460257	85.05617440	4.88806931	89.94424371	743.89842817	7.320000%
TOTALS		981.46720169	27.22109707	4.43793960	31.65903667	954.24610461
X	n/a	973.54001889	0.00000000	0.00000546	0.00000546	949.00964841	0.000007%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

`Popular ABS Mortgage Pass-Through Trust, Series 2006-D
December 26, 2006

Sec. 4.03(a)(i)	Dates

	Record Date	12/22/06
	Determination Date	12/21/06
	Distribution Date	12/26/06

Sec. 4.03(a)(ii)	Funds Allocable to Certificate Principal

	Scheduled Principal	162,527.82
	Curtailments	8,154.36
	Prepayments	9,088,004.53
	Repurchases	0.00
	Liquidation Proceeds	0.00

	Extra Principal Distribution Amount	0.00

Sec. 4.03 (a)(iii)	Interest Distribution Amounts

	Interest Distribution - A-1	707,279.69
	Unpaid Interest - A-1	0.00
	Remaining Unpaid Interest - A-1	0.00

	Interest Distribution - A-2	267,789.03
	Unpaid Interest - A-2	0.00
	Remaining Unpaid Interest - A-2	0.00

	Interest Distribution - A-3	146,150.43
	Unpaid Interest - A-3	0.00
	Remaining Unpaid Interest - A-3	0.00

	Interest Distribution - M-1	188,486.14
	Unpaid Interest - M-1	0.00
	Remaining Unpaid Interest - M-1	0.00

	Interest Distribution - M-2	106,113.42
	Unpaid Interest - M-2	0.00
	Remaining Unpaid Interest - M-2	0.00

	Interest Distribution - M-3	28,536.00
	Unpaid Interest - M-3	0.00
	Remaining Unpaid Interest - M-3	0.00

	Interest Distribution - M-4	29,972.71
	Unpaid Interest - M-4	0.00
	Remaining Unpaid Interest - M-4	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

`Popular ABS Mortgage Pass-Through Trust, Series 2006-D
December 26, 2006

	Interest Distribution - M-5	18,434.16
	Unpaid Interest - M-5	0.00
	Remaining Unpaid Interest - M-5	0.00

	Interest Distribution - M-6	29,993.70
	Unpaid Interest - M-6	0.00
	Remaining Unpaid Interest - M-6	0.00

	Interest Distribution - B-1	36,264.50
	Unpaid Interest - B-1	0.00
	Remaining Unpaid Interest - B-1	0.00

	Interest Distribution - B-2	30,768.81
	Unpaid Interest - B-2	0.00
	Remaining Unpaid Interest - B-2	0.00

	Interest Distribution - B-3	43,723.78
	Unpaid Interest - B-3	0.00
	Remaining Unpaid Interest - B-3	0.00

	Interest Reductions
	Net Prepayment Interest Shortfalls	0.00
	Relief Act Reductions	0.00

	Class A-1 Interest Reduction	0.00
	Class A-2 Interest Reduction	0.00
	Class A-3 Interest Reduction	0.00
	Class M-1 Interest Reduction	0.00
	Class M-2 Interest Reduction	0.00
	Class M-3 Interest Reduction	0.00
	Class M-4 Interest Reduction	0.00
	Class M-5 Interest Reduction	0.00
	Class M-6 Interest Reduction	0.00
	Class B-1 Interest Reduction	0.00
	Class B-2 Interest Reduction	0.00
	Class B-3 Interest Reduction	0.00

Sec. 4.03(a)(iv)	Available Funds Shortfall

	Class A-1 Available Funds Shortfall	0.00
	Class A-2 Available Funds Shortfall	0.00
	Class A-3 Available Funds Shortfall	0.00
	Class M-1 Available Funds Shortfall	0.00
	Class M-2 Available Funds Shortfall	0.00
	Class M-3 Available Funds Shortfall	0.00
	Class M-4 Available Funds Shortfall	0.00
	Class M-5 Available Funds Shortfall	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

`Popular ABS Mortgage Pass-Through Trust, Series 2006-D
December 26, 2006

	Class M-6 Available Funds Shortfall	0.00
	Class B-1 Available Funds Shortfall	0.00
	Class B-2 Available Funds Shortfall	0.00
	Class B-3 Available Funds Shortfall	0.00

Sec. 4.03(a)(vi)	Pool Principal Balances

	Beginning Pool Balance	367,450,709.48
	Ending Pool Balance	358,192,022.77
	Beginning Loan Count	2,190.00
	Ending Loan Count	2,152.00

Sec. 4.03(a)(vii)	Servicing Fee

	Servicing Fee	153,104.46

Sec. 4.03(a)(ix)	Delinquency Advances

	Group I Delinquency Advances Included in Current Distribution	2,447.34
	Group I Recouped Advances Included in Current Distribution	0.00
	Group I Recouped Advances From Liquidations	0.00
	Group I Aggregate Amount of Advances Outstanding	2,447.34

Sec. 4.03(a)(x)	Trustee Fee

	Trustee Fee	6,124.18

Section 4.03(a)(xi) A	Delinquencies

Delinquency by Group
Group 1
Period	Number	Principal Balance	Percentage
0-30 days	227	37,930,329.46	10.59%
31-60 days	50	8,137,112.36	2.27%
61-90 days	29	5,804,666.47	1.62%
91+days	1	148,500.00	0.04%
Total	307	52,020,608.29	14.52%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

`Popular ABS Mortgage Pass-Through Trust, Series 2006-D
December 26, 2006

Sec. 4.03 (a)(xi) B	Loans in Foreclosure

Foreclosure Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	3	219,834.24	0.06%

Sec. 4.03(a)(xii),(xiii)	Loans in REO

REO Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%

	Market Value of Group I REO Loans	0.00

Sec. 4.03(a)(xiv)	Aggregate Stated Principal Balance of the Three Largest Loans

	Group I Three Largest Loans	2,610,082.11

Sec. 4.03(a)(xv)	Net WAC Cap Carryover

	Class A-1 Net WAC Cap Carryover Amounts Due	0.00
	Class A-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

	Class M-4 Net WAC Cap Carryover Amounts Due	0.00
	Class M-4 Net WAC Cap Carryover Amounts Paid	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

`Popular ABS Mortgage Pass-Through Trust, Series 2006-D
December 26, 2006

	Class M-4 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-5 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-6 Net WAC Cap Carryover Amounts Due	0.00
	Class M-6 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-6 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-1 Net WAC Cap Carryover Amounts Due	0.00
	Class B-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class B-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-2 Net WAC Cap Carryover Amounts Due	0.00
	Class B-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class B-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-3 Net WAC Cap Carryover Amounts Due	0.00
	Class B-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class B-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

Sec. 4.03(a)(xvi)	Aggregate Principal Balance of Balloon Loans
	with Original Terms <= 36 Months and 60+ Contractually Past Due

	Aggregate Principal Balance of Balloon Loans	0.00

Sec. 4.03 (a)(xvii),(xxiv)	Realized Losses

	Current Period Realized Losses	0.00
	Cumulative Realized Losses	0.00

Sec. 4.03 (a)(xviii)	Swap Payments
	Net Swap Payment(negative = incoming payment)	56,591.29

Sec. 4.03 (a)(xix)	Number of Loans Repurchased

	Number of Loans Repurchased	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

`Popular ABS Mortgage Pass-Through Trust, Series 2006-D
December 26, 2006

Sec. 4.03 (a)(xx)	Weighted Average Mortgage Rate of Outstanding Loans (as of first day of related Due Period)

	Weighted Average Mortgage Rate	8.52%

Sec. 4.03 (a)(xxi)	Weighted Average Remaining Term of Outstanding Loans

	Weighted Average Remaining Term	411.00

Sec. 4.03 (a)(xxii),(xxiii),(xxv)	Overcollateralization Amounts

	Overcollateralization Amount	6,954,070.83
	Overcollateralization Target Amount	6,189,279.16
	Overcollateralization Release Amount	0.00
	Overcollateralization Deficiency Amount	0.00

Sec. 4.03 (a)(xxvi)	Trigger Events
	Has a Trigger Event Occurred and is continuing?	NO
	Cumulative Realized Losses as a percentage of the Cut-off Date Pool Balance	0.00%

Sec. 4.03 (a)(xxv)	60+ Day Delinquent Loans

	60+ Day Delinquent Loans as a percentage of the current Pool Balance	1.72%
	Six month rolling average of 60+ Day Delinquent Loans	0.01%

Sec. 4.03 (a)(xxviii)	Final Maturity Reserve Fund
	Amount of Funds deposited	0.00
	Amount of Funds withdrawn	0.00
	Outstanding Balance	0.00

Sec. 4.03 (a)(xxix),(xxx)	Recoveries
	Amount of Recoveries collected during Current Period	0.00
	Cumulative Recoveries	0.00

Sec. 4.03 (a)(xxxiii)	Has the Stepdown Date occurred?	NO
	Has the Optional Termination Date occurred?	NO

Sec. 4.03 (a)(xxxiv)	Senior Enhancement Percentage
	Senior Enhancement Percentage	31.01%
	Senior Specified Enhancement Percentage	59.60%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.